TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of prepaid income taxes

	2016	2017
The Company - Corporate income tax	473	610
Subsidiaries - Corporate income tax	128	175
Total	601	785
Current portion	(109)	(22)
Non-current portion (Note 11)	492	763

Schedule of prepaid other taxes

	2016	2017
The Company :
Value Added Tax (“VAT”)	1,410	1,967
Article 19 - Revaluation of fixed assets (Note 28h)	538	—
Article 22 - Witholding tax on goods delivery and import	—	1
Article 23 - Witholding tax on service delivery	—	44
Subsidiaries:
VAT	2,785	3,879
Article 23 - Withholding tax on services delivery	52	17
Total	4,785	5,908
Current portion	(2,621)	(2,833)
Non-current portion (Note 11)	2,164	3,075

Schedule of current income tax liabilities

	2016	2017
The Company:
Article 25 - Installment of corporate income tax	—	1
Subsidiaries:
Article 25 - Installment of corporate income tax	136	37
Article 29 - Corporate income tax	1,100	763
Total	1,236	801

Schedule of other tax liabilities

	2016	2017
The Company:
Article 4 (2) - Final tax	29	26
Article 21 - Individual income tax	141	81
Article 22 - Withholding tax on goods delivery and imports	2	3
Article 23 - Withholding tax on services	42	29
Article 26 - Withholding tax on non-resident income	136	1
VAT - Tax collector	297	372
Sub-total	647	512
Subsidiaries:
Article 4 (2) - Final tax	63	85
Article 21 - Individual income tax	121	129
Article 22 - Withholding tax on goods delivery and imports	2	3
Article 23 - Withholding tax on services	93	115
Article 26 - Withholding tax on non-resident income	16	303
VAT	776	842
Sub-total	1,071	1,477
Total	1,718	1,989

Schedule of components of income tax expense (benefit)

	2015	2016	2017
Current
The Company	201	671	586
Subsidiaries	8,164	10,067	10,771
Sub-total	8,365	10,738	11,357
Deferred
The Company	(38)	(844)	(1,608)
Subsidiaries	(304)	(877)	209
Sub-total	(342)	(1,721)	(1,399)
Net income tax expense	8,023	9,017	9,958

Schedule of reconciliation of income tax expense

	2015	2016	2017
Profit before income tax	31,293	38,166	42,628
Less: income subject to final tax - net	(1,531)	(1,684)	(1,491)
Net	29,762	36,482	41,137
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%	5,952	7,296	8,228
Difference in applicable statutory tax rate for subsidiaries	1,509	1,904	2,046
Non-deductible expenses	332	496	767
Final income tax expense	111	345	591
Deferred tax assets that cannot be utilized - net	—	56	4
Deferred tax assets on fixed assets revaluation for tax purpose	—	(1,415)	(1,796)
Others	119	335	118
Net income tax expense	8,023	9,017	9,958

Schedule of net income tax expense

	2015	2016	2017
Estimated taxable income (loss) of the Company	552	1,703	(861)
Corporate income tax:
The Company	110	340	—
Subsidiaries	8,144	10,053	10,766
Final tax expense:
The Company	91	331	586
Subsidiaries	20	14	5
Total income tax expense – current	8,365	10,738	11,357

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	(135)	142	26
Amortization of (addition to) deferred installation fee	7	(10)	1
Finance leases	(47)	68	0
Valuation of long-term investments	(24)	(34)	—
Depreciation and gain on disposal or sale of property and equipment	139	(825)	(1,012)
Net periodic post-employment benefits costs and provision for employee benefits	(28)	(214)	(235)
Trade receivables write-off (provision for impairment of receivables)	41	41	(206)
Fiscal loss	—	—	(172)
Amortization of intangible assets, land rights and others	9	(12)	(10)
Net	(38)	(844)	(1,608)
Telkomsel
Charges from leasing transactions	131	164	177
Amortization of license	(9)	(4)	12
Accounts receivable - Government	0	—	—
Provision for employee benefits	(18)	(55)	(68)
Depreciation of property and equipment	(350)	(913)	(55)
Trade receivables write-off (provision for impairment of receivables)	(9)	(5)	(41)
Net	(255)	(813)	25
Subsidiaries - others - net	(49)	(64)	184
Net income tax benefit - deferred	(342)	(1,721)	(1,399)
Income tax expense - net	8,023	9,017	9,958

Schedule of deferred tax assets and liabilities

			(Charged)
		(Charged)	credited to other	(Charged)
	December 31,	credited to profit	comprehensive	credited	December 31,
	2015	or loss	income	to equity	2016
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	335	102	126	—	563
Provision for impairment of receivables	429	(41)	—	—	388
Provision for employee benefits	97	112	—	—	209
Deferred installation fee	65	10	—	—	75
Accrued expenses and provision for inventory obsolescence	211	(142)	—	—	69
Finance leases	69	(68)	—	—	1
Total deferred tax assets	1,206	(27)	126	—	1,305
Deferred tax liabilities:
Difference between accounting and tax bases of property and equipment	(1,597)	825	—	—	(772)
Valuation of long-term investment	(45)	34	—	—	(11)
Land rights, intangible assets and others	(23)	12	—	—	(11)
Total deferred tax liabilities	(1,665)	871	—	—	(794)
Deferred tax assets (liabilities) of the Company - net	(459)	844	126	—	511
Deferred tax assets of the other subsidiaries - net	201	50	3	4	258
Telkomsel
Deferred tax assets:
Provision for employee benefits	349	55	74	—	478
Provision for impairment of receivables	138	5	—	—	143
Total deferred tax assets	487	60	74	—	621
Deferred tax liabilities:
Finance leases	(385)	(164)	—	—	(549)
Difference between accounting and tax bases property and equipment	(1,395)	913	—	—	(482)
License amortization	(52)	4	—	—	(48)
Total deferred tax liabilities	(1,832)	753	—	—	(1,079)
Deferred tax liabilities of Telkomsel - net	(1,345)	813	74	—	(458)
Deferred tax liabilities of the other subsidiaries - net	(306)	14	5	—	(287)
Total deferred tax liabilities - net	(2,110)	1,286	79	—	(745)
Total deferred tax assets - net	201	435	129	4	769

			(Charged)	(Charged)
		(Charged)	credited to other	credited to equity
	December 31,	credited to profit	comprehensive	and	December 31,
	2016	or loss	income	reclassification	2017
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	563	197	342	—	1,102
Provision for impairment of receivables	388	206	—	—	594
Provision for employee benefits	209	38	—	—	247
Difference between accounting and tax bases of property and equipment	(772)	1,012	—	—	240
Fiscal loss	—	172	—	—	172
Deferred installation fee	75	(1)	—	—	74
Accrued expenses and provision for inventory obsolescence	69	(26)	—	—	43
Finance leases	1	(0)	—	—	1
Total deferred tax assets	533	1,598	342	—	2,473
Deferred tax liabilities:
Valuation of long-term investment	(11)	—	—	—	(11)
Land rights, intangible assets and others	(11)	10	—	—	(1)
Total deferred tax liabilities	(22)	10	—	—	(12)
Deferred tax assets of the Company - net	511	1,608	342	—	2,461
Deferred tax assets of the other subsidiaries - net	258	(20)	9	96	343
Telkomsel
Deferred tax assets:
Provision for employee benefits	478	68	131	—	677
Provision for impairment of receivables	143	41	—	—	184
Total deferred tax assets	621	109	131	—	861
Deferred tax liabilities:
Finance leases	(549)	(177)	—	—	(726)
Difference between accounting and tax bases of property and equipment	(482)	55	—	(125)	(552)
License amortization	(48)	(12)	—	—	(60)
Total deferred tax liabilities	(1,079)	(134)	—	(125)	(1,338)
Deferred tax liabilities of Telkomsel - net	(458)	(25)	131	(125)	(477)
Deferred tax liabilities of the other subsidiaries - net	(287)	(164)	12	(17)	(456)
Total deferred tax liabilities - net	(745)	(189)	143	(142)	(933)
Total deferred tax assets - net	769	1,588	351	96	2,804